Loans and Debentures - Schedule of Changes in Loans, Financings and Debentures (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Beginning Balance	R$ 9,831	R$ 10,580	R$ 11,364
Loans and financings obtained	4,700	2,000	2,000
(-) Transaction costs	(118)	(12)	(19)
Financing obtained, net	4,582	1,988	1,981
Monetary variation	248	148	167
Exchange rate variation	464	(277)	(338)
Accrued financial charges	1,066	1,083	975
Premium on repurchase of debt securities (Eurobonds)			47
Amortization of transaction cost	20	14	7
Financial charges paid	(956)	(1,026)	(1,010)
Amortization of financings	(2,975)	(2,679)	(2,613)
Ending Balance	R$ 12,280	R$ 9,831	R$ 10,580